Share capital and share based payments - Additional Information (Details)				12 Months Ended
	Jan. 02, 2024	Dec. 31, 2023 EUR (€) employee € / shares shares	Nov. 07, 2022 shares	Dec. 31, 2025 EUR (€) shares subsidiary action € / shares	Dec. 31, 2024 EUR (€) shares condition € / shares	Dec. 31, 2023 EUR (€) shares vestingKicker € / shares	Dec. 31, 2022 filingsAndApproval vestingKicker € / shares shares	Dec. 31, 2021 vestingKicker	Dec. 31, 2020 vestingKicker	Apr. 24, 2025 EUR (€)	Jan. 27, 2025 clinicalProductCandidate
Disclosure of changes in the share capital
Share capital		€ 4,044,000		€ 4,686,661	€ 4,192,000	€ 4,044,000				€ 4,609,489.9
Par value per share (in EUR per share) | € / shares		€ 0.05		€ 0.05	€ 0.05	€ 0.05	€ 0.05
Number of own shares (in shares) | shares				18,575
Expense from share-based payment transactions with employees				€ 2,567,000	€ 3,944,000	€ 4,256,000
Number of filing and approval of a biologic license application | filingsAndApproval							1
Number of patients planned to be enrolled in medical study | clinicalProductCandidate											105
Number of subsidiaries | subsidiary				1
AGA Perf Management 2019-1
Disclosure of changes in the share capital
Performance conditions threshold			50.00%
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares			171,550
AGA Bonus 2022-1 [Member]
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares				128,061	128,061	128,061
Expense from share-based payment transactions with employees				€ 0	€ 0	€ 0
Percentge of annual variable compensation				50.00%
Percentage of premium increased				50.00%
Percentage of over performance				1
AGA Perf Employees 2020-1 / AGA Perf Management 2020
Disclosure of changes in the share capital
Number of vesting kickers | vestingKicker									2
Revenue from collaboration and licensing agreements, minimum accrual between attribution and definitive acquisition date				€ 100,000,000
AGA Perf Management 2020-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		130,000		130,000	130,000	130,000
AGAP Employee 2020 / AGAP Management 2020
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees				€ 0	€ 0	€ 1,436,000
Free performances shares plans, performance (in percents)	20.00%
AGA Perf Employees 2020-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		85,230		85,230	85,230	85,230
AGA Perf Employees 2019 / AGA Perf Management 2019 [Member]
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees				€ 0	€ 0
AGAP Employee 2021 / AGAP Management 2021
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees				0	1,162,000	€ 1,161,000
Number of vesting kickers | vestingKicker								2
AGAP Employee 2023/ AGAP Management 2023
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees				702,000	1,226,000	€ 33,000
Number of vesting kickers | vestingKicker						3
Revenue from collaboration and licensing agreements, minimum accrual between attribution and definitive acquisition date				€ 50,000,000
Implementation of environmental or social actions by employees | action				6
AGAP Employee 2022 / AGAP Management 2022
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees				€ 891,000	€ 888,000	€ 1,157,000
Number of vesting kickers | vestingKicker							3
AGA New Members 2023-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares				0	0	0
Expense from share-based payment transactions with employees				€ 19,000	€ 19,000	€ 3,000
AGA New Members 2024-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares				0	0
Expense from share-based payment transactions with employees				€ (17,000)	€ 17,000	0
AGA Perf Management 2024-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares				0	0
Expense from share-based payment transactions with employees				€ 0	€ 302,000	0
Number of internal conditions performance, free performance shares | condition					2
Other free shares
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees				231,000	€ 32,000	0
AGAP Employee 2024/ AGAP Management 2024
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees				699,000	€ 119,000	0
Revenue from collaboration and licensing agreements, minimum accrual between attribution and definitive acquisition date				€ 50,000,000
Number of internal conditions performance, free performance shares | condition					3
Percent of employees using transport mobility				25.00%
AGA Employee 2025
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees				€ 54,000	€ 0	€ 0
BSAAR
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares				0	0	47,100
Share-based payment transactions with employees, awards, expected term (year)				10 years
Common shares
Disclosure of changes in the share capital
Number of shares outstanding (in shares) | shares		80,860,563		93,719,323	83,830,336	80,860,563	80,212,069
Par value per share (in EUR per share) | € / shares				€ 0.05
2016 free preferred shares
Disclosure of changes in the share capital
Number of shares outstanding (in shares) | shares				6,324
Par value per share (in EUR per share) | € / shares				€ 0.05
2017 free preferred shares
Disclosure of changes in the share capital
Number of shares outstanding (in shares) | shares				7,581
Par value per share (in EUR per share) | € / shares				€ 0.05